UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05565

DWS Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA  02108-3106
(Name and address of agent for service)

Registrant's telephone number, including area code:  617-295-1000

Date of fiscal year end:  10/31

Date of reporting period:  *7/1/10-6/30/11

* DWS Gold & Precious Metals Fund, a series of DWS Mutual Funds, Inc. was reorganized into DWS Gold & Precious Metals Fund, a series of DWS Securities Trust on 3/1/2011.  The surviving fund’s Form N-PX will be filed on 8/30/11. (CIK:  0000088048) (Filing no. 811-02021).

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05565
Reporting Period: 07/01/2010 - 06/30/2011
DWS Mutual Funds, Inc.

DWS GOLD & PRECIOIUS METALS FUND

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      DWS Mutual Funds, Inc.

By (Signature and Title) /s/W. Douglas Beck
W. Douglas Beck, Chief Executive Officer and President

Date  8/18/11